Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per Share [Abstract]
Net income / (loss)	$ 17,239	$ 41,348	$ (18,356)
Less: Dividends to non-vested participating securities	(227)	0	0
Less: Undistributed earnings to non-vested participating securities	(105)	0	0
Net income / (loss) attributable to common shareholders	16,907	41,348	(18,356)
Undistributed earnings to non-vested participating securities	105	0	0
Undistributed earnings reallocated to non-vested participating securities	(51)	0	0
Interest effect of convertible notes	0	6,473	0
Net income / (loss) attributable to common shareholders, diluted	$ 16,961	$ 47,821	$ (18,356)
Weighted average common shares outstanding, basic (in shares)	17,439,033	15,332,191	3,343,628
Effect of Dilutive Securities [Abstract]
Warrants (in shares)	245,015	541,009	0
Non-vested participating securities (in shares)	0	169,522	0
Convertible notes shares (in shares)	0	3,091,031	0
Weighted average common shares outstanding, diluted (in shares)	17,684,048	19,133,753	3,343,628
Net income / (loss) per share attributable to common shareholders, basic (in dollars per share)	$ 0.97	$ 2.7	$ (5.49)
Net income / (loss) per share attributable to common shareholders, diluted (in dollars per share)	$ 0.96	$ 2.5	$ (5.49)
Non-vested participating shares (in shares)	294,232
Out-of-the-Money Warrants [Member]
Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	38,332	81,230	5,069,928
Convertible Notes [Member]
Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	930,416		3,226,250